COMMITMENTS AND CONTINGENCIES - Finance lease related assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
Total finance lease assets	¥ 76,112	¥ 85,444
Finance lease liabilities - current	26,633	28,464
Finance lease liabilities - long-term	51,530	59,122
Total finance lease liabilities	¥ 78,163	¥ 87,586